Financial Instruments and Related Disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
More than Five Years Not Later Than Ten Years [Member]
Disclosure of detailed information about hedged items [line items]
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	0
More than Ten Years Not Later Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Amount of hedge ineffectiveness recognised in profit or loss	0
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	0
More Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Amount of hedge ineffectiveness recognised in profit or loss	0
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	0
Variability in cash flows [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(11)	£ 3
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/(expense)	Finance income/(expense)
Hedged future cash flows no longer expected to occur	£ 0	£ 0
As hedged item affects profit or loss	£ 17	£ 0
Line item in which reclassification adjustment is included	Finance income/(expense)	Finance income/(expense)
Pre-hedging of long-term interest rates [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		£ (7)
Amount of hedge ineffectiveness recognised in profit or loss		£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/(expense)	Finance income/(expense)
Hedged future cash flows no longer expected to occur		£ 0
As hedged item affects profit or loss		£ 3
Line item in which reclassification adjustment is included	Finance income/(expense)	Finance income/(expense)
Pre-hedging of long-term interest rates [member] | More than Five Years Not Later Than Ten Years [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 4
Pre-hedging of long-term interest rates [member] | More than Ten Years Not Later Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	3
Pre-hedging of long-term interest rates [member] | More Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	4
Pre-hedging of long-term interest rates [member] | Matured in the past period [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	0
Amount of hedge ineffectiveness recognised in profit or loss	0
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	2
Cash Flow Hedges [member] | Foreign Exchange Contracts [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	7	£ (15)
Amount of hedge ineffectiveness recognised in profit or loss	0	7
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	(7)	51
Cash Flow Hedges [member] | Foreign Exchange Contracts [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(1)
Amount of hedge ineffectiveness recognised in profit or loss	0
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	0
Hedges of net investment in foreign operations [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	1,117	£ (903)
Amount of hedge ineffectiveness recognised in profit or loss	0
Hedged future cash flows no longer expected to occur	0
As hedged item affects profit or loss	£ (7)